UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Actual	.17%	$ 1,000.00	$ 1,000.10	$ .85
HypotheticalA		$ 1,000.00	$ 1,024.08	$ .86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/13	% of fund's investments 11/30/12	% of fund's investments 5/31/12
1 - 7	55.8	49.2	61.5
8 - 30	15.6	15.4	3.9
31 - 60	4.5	8.2	5.3
61 - 90	0.6	9.4	2.7
91 - 180	9.5	8.6	15.3
> 180	14.0	9.2	11.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/13	11/30/12	5/31/12
Fidelity U.S. Government Reserves	55 Days	54 Days	56 Days
Government Retail Money Market Funds Average*	51 Days	52 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/13	11/30/12	5/31/12
Fidelity U.S. Government Reserves	96 Days	102 Days	61 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
Treasury Debt 6.0%	Treasury Debt 4.1%
Government Agency Debt 35.5%	Government Agency Debt 42.3%
Repurchase Agreements 58.4%	Repurchase Agreements 54.5%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)** (0.9)%

** Net Other Assets (Liabilities) are not included in the pie chart

Current and Historical Seven-Day Yields

	5/31/13	2/28/13	11/30/12	8/31/12	5/31/12
Fidelity U.S. Government Reserves	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2013, the most recent period shown in the table, would have been -0.19%.

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 6.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 6.0%
U.S. Treasury Notes
6/15/13 to 6/15/14 (Cost $140,772)	0.13 to 0.24%	$ 140,000	$ 140,772
Government Agency Debt - 35.5%

Federal Agencies - 35.5%
Fannie Mae
3/13/14	0.14	2,000	2,041
9/3/13 to 9/11/14	0.15 to 0.20 (b)	93,000	93,334
Federal Farm Credit Bank
1/13/15	0.19 (b)	9,000	8,997
8/20/13 to 1/12/15	0.13 to 0.23 (b)	35,000	34,995
Federal Home Loan Bank
6/4/13 to 11/14/14	0.12 to 0.28 (b)	602,110	602,413
Freddie Mac
9/4/13 to 2/28/14	0.14 to 0.23 (b)	96,667	96,730
TOTAL GOVERNMENT AGENCY DEBT (Cost $838,510)			838,510
Government Agency Repurchase Agreement - 58.4%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	954,789		954,781
With:
Credit Suisse Securities (USA) LLC at:
0.16%, dated 4/30/13 due 7/2/13 (Collateralized by U.S. Treasury Obligations valued at $27,546,585, 2.13%, 12/31/15)	27,008		27,000
0.18%, dated:
4/9/13 due 7/10/13 (Collateralized by U.S. Treasury Obligations valued at $29,589,413, 2.13%, 12/31/15)	29,013		29,000
4/11/13 due 7/12/13 (Collateralized by U.S. Treasury Obligations valued at $14,284,000, 2.13%, 12/31/15)	14,006		14,000
ING Financial Markets LLC at:
0.14%, dated 5/24/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $9,180,939, 0.52% - 3.5%, 2/15/37 - 3/1/43)	9,002		9,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
ING Financial Markets LLC at:
0.18%, dated:
4/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $4,087,858, 2.22% - 5%, 12/1/24 - 1/1/43)	$ 4,001		$ 4,000
4/5/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $4,087,902, 2.22% - 5%, 6/1/26 - 1/1/43)	4,001		4,000
4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $2,043,546, 2.5% - 5%, 11/1/27 - 8/1/42)	2,001		2,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.14%, dated 5/13/13 due 6/7/13 (Collateralized by U.S. Treasury Obligations valued at $24,482,030, 0.5%, 7/31/17)	24,006		24,000
0.16%, dated 4/29/13 due 7/1/13 (Collateralized by U.S. Treasury Obligations valued at $24,483,905, 0.5%, 7/31/17)	24,007		24,000
0.17%, dated:
4/10/13 due 6/7/13 (Collateralized by U.S. Treasury Obligations valued at $11,222,880, 1%, 9/30/19)	11,003		11,000
4/10/13 due 6/7/13 (Collateralized by U.S. Treasury Obligations valued at $11,222,880, 1%, 9/30/19)	11,003		11,000
4/10/13 due 6/7/13 (Collateralized by U.S. Treasury Obligations valued at $11,222,880, 1%, 9/30/19)	11,003		11,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.2%, dated:
5/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $8,164,284, 2.5% - 5.5%, 2/1/26 - 8/1/48)	8,001		8,000
5/6/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $12,250,660, 3.5% - 5.5%, 2/1/26 - 8/1/48)	12,006		12,000
0.22%, dated 4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $12,247,594, 3.5% - 5.5%, 2/1/26 - 8/1/48)	12,007		12,000
0.24%, dated 3/25/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $26,571,657, 2.5% - 5.5%, 2/1/26 - 8/1/48)	26,016		26,000
0.25%, dated:
3/7/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $3,064,782, 2.5% - 5.5%, 2/1/26 - 8/1/48)	3,002		3,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at:
0.25%, dated:
3/11/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $8,169,790, 2.5% - 5.5%, 2/1/26 - 8/1/48)	$ 8,005		$ 8,000
3/15/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $11,242,910, 2.5% - 5.5%, 2/1/26 - 8/1/48)	11,007		11,000
Mizuho Securities USA, Inc. at:
0.18%, dated 5/23/13 due 6/7/13 (Collateralized by U.S. Treasury Obligations valued at $7,140,393, 2.25% - 5%, 5/31/14 - 5/1/43)	7,001		7,000
0.21%, dated 4/12/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $15,305,506, 1.75% - 5%, 7/15/14 - 11/16/47)	15,010		15,000
RBC Capital Markets Corp. at:
0.11%, dated 5/17/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $52,101,200, 3% - 5%, 8/1/33 - 2/1/43)	51,005		51,000
0.13%, dated 5/24/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $28,561,032, 2.29% - 5%, 4/1/41 - 11/1/42)	28,006		28,000
0.15%, dated:
4/16/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $43,868,773, 2.53% - 5%, 11/1/17 - 2/1/43)	43,016		43,000
5/7/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $14,316,546, 2.53% - 5%, 11/1/17 - 2/1/43)	14,005		14,000
0.16%, dated 5/1/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $17,342,544, 1.38% - 5%, 11/1/17 - 9/1/44)	17,007		17,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,379,781)		1,379,781
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,359,063)			2,359,063
NET OTHER ASSETS (LIABILITIES) - 0.1%			2,162
NET ASSETS - 100%		$ 2,361,225
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$954,781,000 due 6/03/13 at 0.10%
Bank of America NA	$ 240,531
Deutsche Bank Securities, Inc.	32,071
J.P. Morgan Securities, Inc.	16,035
Mizuho Securities USA, Inc.	331,767
Morgan Stanley & Co., Inc.	21,963
Societe Generale	221,178
Wells Fargo Securities LLC	91,236
$ 954,781
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,379,781) - See accompanying schedule: Unaffiliated issuers (cost $2,359,063)		$ 2,359,063
Receivable for fund shares sold		4,154
Interest receivable		1,347
Prepaid expenses		1
Total assets		2,364,565

Liabilities
Payable for fund shares redeemed	$ 3,063
Accrued management fee	238
Other affiliated payables	18
Other payables and accrued expenses	21
Total liabilities		3,340

Net Assets		$ 2,361,225
Net Assets consist of:
Paid in capital		$ 2,361,201
Accumulated undistributed net realized gain (loss) on investments		24
Net Assets, for 2,360,765 shares outstanding		$ 2,361,225
Net Asset Value, offering price and redemption price per share ($2,361,225 ÷ 2,360,765 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,210

Expenses
Management fee	$ 2,021
Transfer agent fees	1,698
Accounting fees and expenses	113
Custodian fees and expenses	9
Independent trustees' compensation	5
Registration fees	34
Audit	20
Legal	3
Miscellaneous	10
Total expenses before reductions	3,913
Expense reductions	(1,824)	2,089
Net investment income (loss)		121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7
Net increase in net assets resulting from operations		$ 128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121	$ 256
Net realized gain (loss)	7	19
Net increase in net assets resulting from operations	128	275
Distributions to shareholders from net investment income	(121)	(256)
Distributions to shareholders from net realized gain	-	(26)
Total distributions	(121)	(282)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	462,453	894,369
Reinvestment of distributions	120	280
Cost of shares redeemed	(580,180)	(1,065,098)
Net increase (decrease) in net assets and shares resulting from share transactions	(117,607)	(170,449)
Total increase (decrease) in net assets	(117,600)	(170,456)

Net Assets
Beginning of period	2,478,825	2,649,281
End of period	$ 2,361,225	$ 2,478,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.005	.027
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.005	.027
Distributions from net investment income	- E	- E	- E	- E	(.005)	(.027)
Distributions from net realized gain	-	- E	- E	- E	-	-
Total distributions	- E	- E	- E	- E	(.005)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.02%	.01%	.49%	2.71%
Ratios to Average Net Assets D
Expenses before reductions	.33% A	.32%	.33%	.32%	.34%	.34%
Expenses net of fee waivers, if any	.17% A	.18%	.19%	.28%	.34%	.34%
Expenses net of all reductions	.17% A	.18%	.19%	.28%	.34%	.34%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.50%	2.62%
Supplemental Data
Net assets, end of period (in millions)	$ 2,361	$ 2,479	$ 2,649	$ 2,849	$ 4,012	$ 4,716

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 2,359,063

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $646 or an annualized rate of .05% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,822.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FUS-USAN-0713
1.786820.110

Fidelity®

Cash Reserves

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Actual	.30%	$ 1,000.00	$ 1,000.05	$ 1.50
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/13	% of fund's investments 11/30/12	% of fund's investments 5/31/12
1 - 7	29.6	29.1	25.8
8 - 30	21.6	12.5	30.0
31 - 60	17.6	17.8	12.0
61 - 90	12.2	18.5	10.9
91 - 180	14.1	17.7	15.3
> 180	4.9	4.4	6.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/13	11/30/12	5/31/12
Fidelity Cash Reserves	52 Days	58 Days	54 Days
All Taxable Money Market Funds Average*	48 Days	50 Days	46 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/13	11/30/12	5/31/12
Fidelity Cash Reserves	76 Days	89 Days	90 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
Certificates of Deposit 45.6%	Certificates of Deposit 37.6%
Commercial Paper 21.3%	Commercial Paper 17.9%
Variable Rate Demand Notes (VRDNs) 0.2%	Variable Rate Demand Notes (VRDNs) 1.0%
Other Notes 4.5%	Other Notes 2.3%
Treasury Debt 9.1%	Treasury Debt 11.2%
Government Agency Debt 2.0%	Government Agency Debt 3.5%
Insurance Company Funding Agreements 0.2%	Insurance Company Funding Agreements 0.2%
Other Instruments 0.4%	Other Instruments 0.0%
Repurchase Agreements 16.7%	Repurchase Agreements 27.6%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities)** (1.3)%

Current and Historical Seven-Day Yields
	5/31/13	2/28/13	11/30/12	8/31/12	5/31/12
Fidelity Cash Reserves	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2013, the most recent period shown in the table, would have been -0.08%.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments May 31, 2013

Showing Percentage of Net Assets

Certificate of Deposit - 45.6%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.6%
Citibank NA
	6/20/13 to 8/30/13	0.25 to 0.29%	$ 3,708,900	$ 3,708,900
State Street Bank & Trust Co., Boston
	6/7/13	0.28	448,000	448,000
				4,156,900
London Branch, Eurodollar, Foreign Banks - 5.5%
Australia & New Zealand Banking Group Ltd.
	8/16/13 to 8/23/13	0.22	420,000	419,995
HSBC Bank PLC
	7/15/13 to 11/12/13	0.25 to 0.32	860,000	860,000
Mizuho Corporate Bank Ltd.
	6/28/13 to 9/3/13	0.27 to 0.29	526,000	526,003
National Australia Bank Ltd.
	6/3/13 to 9/10/13	0.22 to 0.26 (c)	4,397,000	4,397,000
Oversea-Chinese Banking Corp. Ltd.
	7/15/13	0.23	165,000	164,954
				6,367,952
New York Branch, Yankee Dollar, Foreign Banks - 36.5%
Bank of Montreal Chicago CD Program
	6/6/13 to 9/9/13	0.19 to 0.37 (c)	2,691,000	2,691,000
Bank of Nova Scotia
	6/21/13 to 1/3/14	0.18 to 0.50 (c)	3,652,000	3,651,994
Bank of Tokyo-Mitsubishi UFJ Ltd.
	7/9/13 to 8/13/13	0.24 to 0.30 (c)	5,325,000	5,325,000
Canadian Imperial Bank of Commerce
	6/21/13 to 2/18/14	0.25 to 0.41 (c)	3,164,000	3,164,000
Credit Agricole CIB
	6/4/13 to 6/5/13	0.14 to 0.15	3,263,000	3,263,000
Credit Industriel et Commercial
	6/4/13 to 6/7/13	0.15	1,883,000	1,883,000
Credit Suisse
	8/29/13	0.26 (c)	618,000	618,000
Mitsubishi UFJ Trust & Banking Corp.
	8/19/13	0.25	178,000	178,000
Mizuho Corporate Bank Ltd.
	6/4/13 to 10/3/13	0.15 to 0.30	3,955,000	3,955,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
	6/4/13	0.16%	$ 550,000	$ 550,000
National Bank of Canada
	6/7/13 to 11/15/13	0.27 to 0.35 (c)	4,061,000	4,060,675
Nordea Bank Finland PLC
	7/2/13	0.20	608,000	608,000
Royal Bank of Canada
	8/30/13	0.66 (c)	900,000	900,000
Royal Bank of Canada New York Branch
	9/6/13	0.37 (c)	750,000	749,960
Skandinaviska Enskilda Banken
	6/11/13 to 6/13/13	0.26	700,000	700,000
Sumitomo Mitsui Banking Corp.
	6/26/13 to 11/15/13	0.24 to 0.32 (c)	4,138,000	4,138,004
Sumitomo Mitsui Trust Banking Corp.
	6/5/13 to 10/4/13	0.28 to 0.30	2,741,000	2,741,000
Svenska Handelsbanken, Inc.
	6/6/13 to 8/28/13	0.21 to 0.24	843,000	843,007
Toronto-Dominion Bank
	7/19/13 to 12/20/13	0.25 to 0.32 (c)	1,339,000	1,339,001
UBS AG
	10/31/13	0.32	997,000	997,000
				42,355,641
TOTAL CERTIFICATE OF DEPOSIT (Cost $52,880,493)				52,880,493
Financial Company Commercial Paper - 17.8%

Australia & New Zealand Banking Group Ltd.
	7/11/13 to 8/5/13	0.20	654,000	653,805
Bank of Nova Scotia
	6/19/13	0.20	1,050,655	1,050,550
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	7/3/13 to 7/30/13	0.25 to 0.27	396,000	395,868
Barclays U.S. Funding Corp.
	7/8/13 to 7/22/13	0.22 to 0.23	1,317,000	1,316,630
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
BAT International Finance PLC
	6/5/13	0.24%	$ 37,000	$ 36,999
Commonwealth Bank of Australia
	6/3/13 to 7/29/13	0.24 to 0.25 (c)	530,000	529,937
Credit Suisse
	7/22/13 to 9/3/13	0.25 to 0.27	989,000	988,497
DBS Bank Ltd. (Singapore)
	7/19/13 to 8/6/13	0.21 to 0.22	171,050	170,989
DNB Bank ASA
	8/1/13	0.25	492,000	491,796
General Electric Capital Corp.
	7/8/13 to 9/26/13	0.18 to 0.25	561,000	560,765
JPMorgan Chase & Co.
	9/3/13 to 12/24/13	0.29 to 0.32 (c)	2,728,000	2,726,763
Lloyds TSB Bank PLC
	6/4/13	0.11	250,000	249,998
Natexis Banques Populaires U.S. Finance Co. LLC
	6/4/13	0.16	2,400,000	2,399,968
Nationwide Building Society
	6/17/13 to 6/28/13	0.29	287,000	286,947
Oversea-Chinese Banking Corp. Ltd.
	8/5/13 to 8/16/13	0.23	181,000	180,913
Skandinaviska Enskilda Banken AB
	6/10/13 to 7/16/13	0.23 to 0.26	707,000	706,885
Sumitomo Mitsui Banking Corp.
	7/12/13	0.25	815,000	814,768
Svenska Handelsbanken, Inc.
	9/5/13	0.24	242,000	241,848
Swedbank AB
	6/3/13 to 9/30/13	0.24 to 0.27	2,225,000	2,223,683
Toronto Dominion Holdings (USA)
	9/27/13 to 11/18/13	0.23 to 0.24	380,000	379,641
Toyota Motor Credit Corp.
	9/3/13 to 9/11/13	0.25	424,000	423,717
UBS Finance, Inc.
	8/12/13 to 10/16/13	0.33 to 0.35	2,109,000	2,107,067
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
	6/3/13 to 7/5/13	0.24 to 0.25% (c)	$ 1,672,000	$ 1,672,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $20,610,034)				20,610,034
Asset Backed Commercial Paper - 1.0%

Ciesco LP (Citibank NA Guaranteed)
	9/3/13	0.30	217,000	216,830
Govco, Inc. (Liquidity Facility Citibank NA)

	6/11/13	0.31	67,000	66,994
	6/12/13	0.31	112,000	111,989
	6/13/13	0.31	112,000	111,988
	8/1/13	0.30	136,000	135,931
	8/1/13	0.30	43,000	42,978
	8/1/13	0.30	43,000	42,978
	8/12/13	0.30	109,000	108,935
	8/16/13	0.30	54,000	53,966
	8/20/13	0.30	80,000	79,947
	8/28/13	0.30	26,000	25,981
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
	6/5/13	0.20	110,095	110,093
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $1,108,610)				1,108,610
Other Commercial Paper - 2.5%

Comcast Corp.
	7/1/13	0.30	332,500	332,417
Credit Suisse
	12/5/13	0.30 (c)	604,000	604,000
Devon Energy Corp.
	7/1/13	0.35 (c)	566,000	566,000
Sempra Global
	6/13/13 to 6/18/13	0.26 to 0.29	207,000	206,978
Tesco Treasury Services PLC
	6/21/13	0.30	9,250	9,248
Other Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
The Coca-Cola Co.
	9/16/13 to 10/3/13	0.19%	$ 489,000	$ 488,711
Verizon Communications, Inc.
	6/20/13 to 6/28/13	0.26 to 0.40 (c)	521,000	520,980
Viacom, Inc.
	6/6/13	0.26	38,000	37,999
Virginia Electric & Power Co.
	6/3/13 to 7/1/13	0.30 to 0.31	102,103	102,090
TOTAL OTHER COMMERCIAL PAPER (Cost $2,868,423)				2,868,423
Treasury Debt - 9.1%

U.S. Treasury Obligations - 9.1%
U.S. Treasury Bills
	5/29/14	0.14	500,000	499,321
U.S. Treasury Notes
	6/15/13 to 6/15/14	0.13 to 0.24	10,031,000	10,089,548
TOTAL TREASURY DEBT (Cost $10,588,869)				10,588,869
Other Note - 4.5%

Bank Notes - 1.8%
Bank of America NA
	6/19/13 to 7/22/13	0.24 to 0.29	2,157,000	2,157,000
Medium-Term Notes - 2.7%
Dominion Resources, Inc.
	7/15/13	0.40 (b)(c)	323,000	323,000
Royal Bank of Canada
	8/30/13	0.38 (b)(c)	1,375,000	1,375,000
	9/6/13	0.38 (c)	376,000	375,980
Svenska Handelsbanken AB
	11/15/13 to 11/27/13	0.28 to 0.29 (b)(c)	1,024,000	1,024,000
				3,097,980
TOTAL OTHER NOTE (Cost $5,254,980)				5,254,980
Variable Rate Demand Note - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	6/7/13	0.20% (c)	$ 181,000	$ 181,000
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, LOC Barclays Bank PLC, VRDN
	6/7/13	0.10 (c)	60,000	60,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $241,000)				241,000
Government Agency Debt - 2.0%

Federal Agencies - 2.0%
Fannie Mae
	9/11/14	0.18 (c)	717,000	716,819
Federal Home Loan Bank
	8/23/13 to 6/25/14	0.17 to 0.22 (c)	1,609,720	1,609,712
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,326,531)				2,326,531
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
(Cost $175,000)	8/29/13	0.45 (c)(e)	175,000	175,000
Other Instrument - 0.4%

Time Deposits - 0.4%
ING Bank NV
	6/4/13	0.15	250,000	250,000
	6/4/13	0.12	251,000	251,000
TOTAL OTHER INSTRUMENT (Cost $501,000)				501,000
Government Agency Repurchase Agreement - 6.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.1% dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	$ 444,377	$ 444,373
With:
ING Financial Markets LLC at:
0.14%, dated 5/24/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $357,654,766, 0.44% - 6.46%, 9/25/26 - 2/25/43)	350,083	350,000
0.18%, dated:
4/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $184,688,542, 0.52% - 6%, 9/25/26 - 8/1/45)	181,056	181,000
4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $111,930,781, 2.5% - 5%, 1/1/26 - 2/25/43)	109,033	109,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.14%, dated 5/13/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $408,033,321, 2.34% - 4%, 4/1/27 - 3/1/43)	400,093	400,000
0.17%, dated 4/10/13 due 6/7/13:
(Collateralized by U.S. Government Obligations valued at $525,433,952 1.97% - 5%, 4/1/24 - 6/1/43)	515,153	515,000
(Collateralized by U.S. Government Obligations valued at $525,433,952 2.5% - 6%, 10/1/26 - 5/1/43)	515,158	515,000
(Collateralized by U.S. Government Obligations valued at $525,433,952 2.8% - 4%, 3/1/26 - 4/1/43)	515,148	515,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.2%, dated:
5/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $379,508,741, 2.32% - 5.5%, 2/1/26 - 8/1/48)	372,066	372,000
5/6/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $604,954,342, 1.22% - 5.5%, 12/21/16 - 8/1/48)	593,300	593,000
0.22%, dated 4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $608,089,014, 2.11% - 5.5%, 2/1/26 - 8/1/48)	596,342	596,000
0.24%, dated 3/25/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $1,296,006,081, 1.41% - 5.5%, 5/1/21 - 8/1/48)	1,270,770	1,270,000
0.25%, dated:
3/7/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $153,094,933, 1.38% - 6.5%, 2/1/26 - 8/1/48)	150,094	150,000
3/11/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $381,702,768, 0% - 5.5%, 5/16/22 - 4/1/56)	374,236	374,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at: - continued
0.25%, dated:
3/15/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $533,759,247, 1.48% - 6.79%, 2/1/26 - 8/1/48)	$ 523,327	$ 523,000
Mizuho Securities USA, Inc. at:
0.18%, dated 5/23/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $367,939,091, 0.25% - 7%, 5/29/14 - 4/16/54)	360,065	360,000
0.21%, dated 4/12/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $743,703,330, 0% - 7%, 6/30/13 - 7/16/45)	722,501	722,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $7,989,373)		7,989,373
Other Repurchase Agreement - 9.8%

Other Repurchase Agreement - 9.8%
With:
BNP Paribas Securities Corp. at:
0.28%, dated 5/8/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $173,285,036, 0.45% - 9.46%, 6/15/13 - 3/15/43)	165,042	165,000
0.33%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $15,450,425, 2.26% - 6.4%, 8/15/38 - 3/15/42)	15,000	15,000
0.48%, dated 5/30/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $30,241,614, 3.63% - 11.28%, 1/7/15 - 7/15/37)	28,012	28,000
Citigroup Global Markets, Inc. at:
0.48%, dated 5/31/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $7,561,190, 2%, 11/1/30)	7,000	7,000
0.85%, dated 4/23/13 due 6/21/13 (Collateralized by Corporate Obligations valued at $178,373,038, 0.5% - 9%, 8/1/13 - 12/15/43)	165,230	165,000
Credit Suisse Securities (USA) LLC at:
0.2%, dated 5/30/13 due 6/6/13 (Collateralized by Corporate Obligations valued at $154,500,938, 0% - 10.5%, 2/1/17 - 1/15/43)	150,006	150,000
0.4%, dated 4/18/13 due 7/17/13 (Collateralized by Equity Securities valued at $135,069,799)	125,125	125,000
0.6%, dated 5/2/13 due 7/30/13 (Collateralized by Corporate Obligations valued at $99,415,870, 2% - 4.0%, 5/15/14 - 12/15/38)	92,136	92,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at: - continued
0.68%, dated:
4/8/13 due 7/9/13 (Collateralized by Mortgage Loan Obligations valued at $222,702,732, 0% - 9.16%, 9/16/19 - 11/25/52)	$ 206,358	$ 206,000
4/15/13 due 7/15/13 (Collateralized by Mortgage Loan Obligations valued at $223,754,250, 0% - 7.58%, 7/15/13 - 11/25/52)	207,356	207,000
4/19/13 due 7/18/13 (Collateralized by Mortgage Loan Obligations valued at $339,389,043, 0% - 8.06%, 11/15/19 - 8/15/56)	314,534	314,000
4/23/13 due 7/22/13 (Collateralized by Mortgage Loan Obligations valued at $112,400,628, 0% - 6.69%, 2/15/16 - 11/25/52)	104,177	104,000
4/26/13 due 7/25/13 (Collateralized by Corporate Obligations valued at $112,394,256, 0% - 7.96%, 4/15/27 - 4/15/49)	104,177	104,000
0.69%, dated 4/2/13 due 7/2/13 (Collateralized by Mortgage Loan Obligations valued at $111,365,799, 0% - 8.29%, 12/13/28 - 11/25/52)	103,180	103,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Mortgage Loan Obligations valued at $229,072,120, 0% - 7%, 11/18/13 - 8/15/56)	212,789	212,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $405,129,939, 0% - 8.85%, 11/15/19 - 12/18/49)	376,444	375,000
Deutsche Bank Securities, Inc. at 0.3%, dated:
5/23/13 due 6/6/13 (Collateralized by Equity Securities valued at $297,027,226)	275,032	275,000
5/28/13 due 6/7/13 (Collateralized by Equity Securities valued at $89,644,517)	83,010	83,000
5/30/13 due 6/7/13 (Collateralized by Equity Securities valued at $178,205,989)	165,019	165,000
HSBC Securities, Inc. at 0.23%, dated 5/31/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $204,754,374, 0.33% - 6.88%, 8/1/13 - 2/11/43)	195,004	195,000
ING Financial Markets LLC at:
0.22%, dated 5/31/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $73,503,700, 1.1% - 8.13%, 7/15/13 - 4/29/49)	70,001	70,000
0.27%, dated 5/20/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $57,754,798, 0.47% - 9.88%, 1/15/14 - 6/30/66)	55,006	55,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
ING Financial Markets LLC at: - continued
0.39%, dated 5/20/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $30,243,696, 4.75% - 11.63%, 5/1/14 - 10/1/37)	$ 28,004	$ 28,000
0.45%, dated:
5/3/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $59,420,820, 5% - 10.75%, 6/4/14 - 6/1/67)	55,021	55,000
5/30/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $117,721,541, 3.75% - 12.63%, 5/15/14 - 3/15/42)	109,044	109,000
0.5%, dated 5/13/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $44,291,100, 4.25% - 10.25%, 6/15/15 - 5/15/39)	41,036	41,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $227,344,294)	209,690	209,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $224,109,791, 1.25% - 6.5%, 3/15/15 - 12/31/39)	206,426	206,000
0.64%, dated 2/19/13 due 6/19/13 (Collateralized by Equity Securities valued at $296,188,349)	272,580	272,000
0.65%, dated 5/10/13 due 8/29/13 (Collateralized by Equity Securities valued at $242,487,591)	223,970	223,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Equity Securities valued at $83,807,826)	77,216	77,000
J.P. Morgan Securities, Inc. at:
0.21%, dated 5/29/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $861,091,201, 0% - 19.58%, 2/25/16 - 11/16/53)	836,034	836,000
0.55%, dated 3/18/13 due 7/5/13 (Collateralized by Mortgage Loan Obligations valued at $225,976,021, 0.31% - 1.18%, 5/25/35 - 5/25/47)	209,367	209,000
0.57%, dated 3/20/13 due 6/18/13 (Collateralized by Mortgage Loan Obligations valued at $157,860,231, 2.9% - 6.57%, 9/25/35 - 2/12/51)	146,208	146,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $224,929,266, 0.19% - 7%, 8/25/34 - 2/12/51)	208,430	208,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 5/31/13 due 6/3/13 (Collateralized by Equity Securities valued at $1,296,025,047)	1,200,023	1,200,000
0.58%, dated 5/28/13 due 6/4/13 (Collateralized by Corporate Obligations valued at $472,487,217, 0% - 8%, 6/25/13 - 11/25/52) (c)(d)	438,049	438,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at: - continued
0.73%, dated 5/23/13 due 7/22/13 (Collateralized by Equity Securities valued at $445,061,332)	$ 412,501	$ 412,000
0.85%, dated 5/7/13 due 7/10/13 (Collateralized by Corporate Obligations valued at $124,279,193, 0% - 114.16%, 11/1/21 - 11/20/46)	115,174	115,000
Mitsubishi UFJ Securities (USA), Inc. at 0.33%, dated:
5/7/13 due 6/7/13 (Collateralized by Equity Securities valued at $90,742,894)	84,024	84,000
5/8/13 due 6/7/13 (Collateralized by Equity Securities valued at $90,741,969)	84,025	84,000
Mizuho Securities USA, Inc. at:
0.21%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $325,029,326, 0.92% - 8.25%, 10/9/15 - 5/20/43)	315,006	315,000
0.31%, dated:
5/30/13 due 6/7/13 (Collateralized by Equity Securities valued at $87,483,082)	81,010	81,000
5/31/13 due 6/7/13 (Collateralized by Equity Securities valued at $87,495,319)	81,010	81,000
0.32%, dated:
5/20/13 due 6/3/13 (Collateralized by Equity Securities valued at $87,483,229)	81,010	81,000
5/24/13 due 6/7/13 (Collateralized by Equity Securities valued at $87,487,786)	81,010	81,000
5/28/13 due 6/7/13 (Collateralized by Equity Securities valued at $87,484,703)	81,010	81,000
0.52%, dated 5/29/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $84,563,671, 0.52% - 7.66%, 2/28/17 - 9/16/50)	81,035	81,000
0.85%, dated 5/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $23,704,261, 0.34% - 6.3%, 7/25/36 - 7/16/45)	22,031	22,000
0.95%, dated:
3/4/13 due 6/4/13 (Collateralized by Corporate Obligations valued at $130,997,142, 0.38% - 6.62%, 9/10/15 - 6/25/47)	121,294	121,000
5/3/13 due 8/1/13 (Collateralized by Mortgage Loan Obligations valued at $129,757,297, 0.34% - 9.75%, 2/15/15 - 12/10/49)	121,287	121,000
5/13/13 due 8/12/13 (Collateralized by Mortgage Loan Obligations valued at $86,912,673, 0.29% - 7.66%, 9/10/15 - 4/16/54)	81,195	81,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at: - continued
1.1%, dated 5/8/13 due 9/9/13 (Collateralized by Corporate Obligations valued at $85,914,451, 0% - 10.38%, 6/1/16 - 12/10/49)	$ 81,307	$ 81,000
1.4%, dated 5/3/13 due 10/30/13 (Collateralized by Corporate Obligations valued at $86,607,435, 0.56% - 8.59%, 1/15/15 - 9/16/50)	81,567	81,000
RBC Capital Markets Co. at 0.22%, dated 5/28/13 due 6/4/13 (Collateralized by U.S. Government Obligations valued at $107,123,928, 0% - 26.10%, 10/25/20 - 5/25/43)	104,004	104,000
RBS Securities, Inc. at:
0.73%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $408,001,142, 3% - 3.5%, 7/20/42 - 5/20/43)	400,024	400,000
1.1%, dated 3/11/13 due 7/5/13 (Collateralized by Corporate Obligations valued at $587,665,825, 0% - 15%, 10/8/13 - 11/23/52)	550,981	548,000
Royal Bank of Scotland PLC at 0.8%, dated 5/8/13 due 6/7/13 (Collateralized by Mortgage Loan Obligations valued at $183,693,897, 0% - 47.92%, 7/15/18 - 6/25/47)	170,113	170,000
UBS Securities LLC at 0.48%, dated:
4/9/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $146,715,892, 0% - 6%, 8/15/13 - 12/31/39)	136,167	136,000
4/18/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $103,735,734, 0.25% - 6%, 7/15/13 - 3/1/42)	96,113	96,000
Wells Fargo Securities, LLC at:
0.4%, dated 5/30/13 due 6/6/13 (Collateralized by Corporate Obligations valued at $174,008,313, 0% - 12.25%, 6/27/13 - 9/25/43)	164,013	164,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at: - continued
0.56%, dated 4/4/13 due:
7/3/13 (Collateralized by Corporate Obligations valued at $143,099,388, 0% - 12%, 6/1/13 - 4/1/67)	$ 136,190	$ 136,000
7/8/13 (Collateralized by Corporate Obligations valued at $144,653,406, 0% - 12%, 6/1/13 - 8/25/45)	136,201	136,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $11,365,000)		11,365,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $115,909,313)		115,909,313
NET OTHER ASSETS (LIABILITIES) - 0.0%		38,538
NET ASSETS - 100%		$ 115,947,851
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,722,000,000 or 2.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.45%, 8/29/13	7/18/12 - 9/28/12	$ 175,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$444,373,000 due 6/03/13 at 0.10%
Bank of America NA	$ 111,948
Deutsche Bank Securities, Inc.	14,926
J.P. Morgan Securities, Inc.	7,463
Mizuho Securities USA, Inc.	154,411
Morgan Stanley & Co., Inc.	10,222
Societe Generale	102,940
Wells Fargo Securities LLC	42,463
$ 444,373
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $19,354,373) - See accompanying schedule: Unaffiliated issuers (cost $115,909,313)		$ 115,909,313
Receivable for fund shares sold		1,475,706
Interest receivable		74,395
Prepaid expenses		43
Receivable from investment adviser for expense reductions		11
Other receivables		1,758
Total assets		117,461,226

Liabilities
Payable for investments purchased	$ 168,644
Payable for fund shares redeemed	1,315,551
Distributions payable	22
Accrued management fee	16,285
Other affiliated payables	10,612
Other payables and accrued expenses	2,261
Total liabilities		1,513,375

Net Assets		$ 115,947,851
Net Assets consist of:
Paid in capital		$ 115,945,164
Distributions in excess of net investment income		(85)
Accumulated undistributed net realized gain (loss) on investments		2,772
Net Assets, for 115,915,656 shares outstanding		$ 115,947,851
Net Asset Value, offering price and redemption price per share ($115,947,851 ÷ 115,915,656 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013

Investment Income
Interest (including $1 from affiliated interfund lending)		$ 179,894

Expenses
Management fee	$ 98,243
Transfer agent fees	112,684
Accounting fees and expenses	1,575
Custodian fees and expenses	725
Independent trustees' compensation	216
Registration fees	868
Audit	101
Legal	147
Miscellaneous	536
Total expenses before reductions	215,095
Expense reductions	(40,993)	174,102
Net investment income (loss)		5,792
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,136
Net increase in net assets resulting from operations		$ 6,928

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,792	$ 20,032
Net realized gain (loss)	1,136	3,907
Net increase in net assets resulting from operations	6,928	23,939
Distributions to shareholders from net investment income	(5,749)	(20,076)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	140,162,126	252,158,299
Reinvestment of distributions	5,623	19,802
Cost of shares redeemed	(140,692,015)	(255,252,217)
Net increase (decrease) in net assets and shares resulting from share transactions	(524,266)	(3,074,116)
Total increase (decrease) in net assets	(523,087)	(3,070,253)

Net Assets
Beginning of period	116,470,938	119,541,191
End of period (including distributions in excess of net investment income of $85 and distributions in excess of net investment income of $128, respectively)	$ 115,947,851	$ 116,470,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.008	.031
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.001	.008	.031
Distributions from net investment income	- E	- E	- E	(.001)	(.008)	(.031)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	- E	(.001)	(.008)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.02%	.02%	.06%	.77%	3.12%
Ratios to Average Net Assets D
Expenses before reductions	.37% A	.38%	.37%	.37%	.41%	.39%
Expenses net of fee waivers, if any	.30% A	.36%	.34%	.37%	.41%	.39%
Expenses net of all reductions	.30% A	.36%	.34%	.37%	.41%	.39%
Net investment income (loss)	.01% A	.02%	.01%	.06%	.77%	3.05%
Supplemental Data
Net assets, end of period (in millions)	$ 115,948	$ 116,471	$ 119,541	$ 118,986	$ 132,568	$ 135,058

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income, undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 115,909,313

Semiannual Report

2. Significant Accounting Policies - continued

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $32,438 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC) an affiliate of FMR maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 10,547.40%

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $40,982.

Semiannual Report

4. Expense Reductions - continued

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred sixty-eight dollars.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 11, 2013

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAS-USAN-0713
1.786809.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2013